Pioneer Dynamic
Credit Fund

Schedule of Investments | June 30, 2020

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Schedule of Investments | 6/30/20 (unaudited)

Principal Amount USD ($)						Value
	UNAFFILIATED ISSUERS - 94.4%
	ASSET BACKED SECURITIES - 9.8% of Net Assets
250,000(a)	AIG CLO, Ltd., Series 2019-2A, Class E, 8.241% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)					$224,383
1,667,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class F, 7.39%, 6/22/26 (144A)					1,738,145
500,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 5.678% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)					474,250
500,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.898% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)					457,424
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 5.559% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)					239,878
250,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 6.225% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)					224,255
250,000(a)	First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.991% (3 Month USD LIBOR + 500 bps), 1/25/32 (144A)					240,909
1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)					1,638,000
103,768(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27					21,257
440,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.985% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)					431,092
885,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)					805,633
200,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)					198,671
700,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)					365,871
650,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class C, 3.069% (3 Month USD LIBOR + 185 bps), 4/15/26 (144A)					615,389
2,510,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)					2,551,514
500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)					475,000
250,000(a)	Symphony CLO XXII, Ltd., Series 2020-22A, Class D, 4.464% (3 Month USD LIBOR + 315 bps), 4/18/33 (144A)					231,655
500,000(a)	Westcott Park CLO, Ltd., Series 2016-1A, Class ER, 7.535% (3 Month USD LIBOR + 640 bps), 7/20/28 (144A)					437,392
	TOTAL ASSET BACKED SECURITIES
	(Cost $12,192,026)					$11,370,718
	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.0% of Net Assets
17,469(b)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 3.544%, 10/25/33					$16,721
235,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class B1, 2.835% (1 Month USD LIBOR + 265 bps), 8/25/28 (144A)					218,400
380,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.935% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)					353,759
2,134,327(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)					1,497,382
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.285% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)					953,702
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)					1,245,116
2,510,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.185% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)					2,441,463
180,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 4.285% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)					175,738
140,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.435% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)					135,171
177,728	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)					8,293
84,162	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)					1
199,721	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)					155,124
900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)					915,168
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $8,925,895)					$8,116,038
	COMMERCIAL MORTGAGE-BACKED SECURITY - 0.4% of Net Assets
500,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 2.678% (1 Month USD LIBOR + 250 bps), 2/18/21 (144A)					$496,772
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
	(Cost $500,000)					$496,772
	CORPORATE BONDS - 67.0% of Net Assets
	Advertising - 2.3%
1,300,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)					$1,225,640
85,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)					81,362
1,054,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)					980,220
350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)					352,293
	Total Advertising					$2,639,515
	Aerospace & Defense - 0.4%
465,000	Howmet Aerospace, Inc., 6.875%, 5/1/25					$504,460
	Total Aerospace & Defense					$504,460
	Airlines - 0.6%
225,000	Delta Air Lines, Inc., 7.375%, 1/15/26					$217,665
460,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)					461,150
	Total Airlines					$678,815
	Auto Manufacturers - 1.4%
695,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27					$632,367
570,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25					540,616
Principal Amount USD ($)						Value
	Auto Manufacturers - (continued)
305,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26					$288,987
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29					194,366
	Total Auto Manufacturers					$1,656,336
	Auto Parts & Equipment - 0.7%
896,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26					$862,400
	Total Auto Parts & Equipment					$862,400
	Banks - 13.7%
1,400,000(b)(c)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)					$1,256,360
1,050,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)					1,067,062
900,000(b)(c)	BNP Paribas SA., 6.625% (5 Year USD Swap Rate + 415 bps) (144A)					918,000
1,880,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)					1,670,850
1,700,000(b)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps)					1,726,350
1,423,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)					1,408,770
1,700,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)					1,743,945
850,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)					848,938
1,875,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)					1,673,438
850,000(b)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)					882,045
1,000,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)					1,039,750
1,650,000(b)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)					1,713,938
	Total Banks					$15,949,446
	Building Materials - 2.5%
193,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)					$181,420
1,117,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)					1,150,510
1,520,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)					1,561,800
	Total Building Materials					$2,893,730
	Chemicals - 2.3%
150,000	CF Industries, Inc., 5.375%, 3/15/44					$162,195
1,415,000	OCI NV, 5.25%, 11/1/24 (144A)					1,358,400
633,000	Olin Corp., 5.0%, 2/1/30					560,205
599,000	Tronox, Inc., 6.5%, 4/15/26 (144A)					560,065
	Total Chemicals					$2,640,865
	Commercial Services - 4.7%
1,100,000	ADT Security Corp., 4.875%, 7/15/32 (144A)					$1,001,000
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)					288,750
602,000	APX Group, Inc., 6.75%, 2/15/27 (144A)					568,137
1,904,000	Brink’s Co., 4.625%, 10/15/27 (144A)					1,827,840
1,240,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)					1,221,400
275,000	Gartner, Inc., 4.5%, 7/1/28 (144A)					278,218
115,000	Jaguar Holding Co. II/PPD Development LP, 4.625%, 6/15/25 (144A)					117,036
175,000	Jaguar Holding Co. II/PPD Development LP, 5.0%, 6/15/28 (144A)					179,156
	Total Commercial Services					$5,481,537
	Cosmetics/Personal Care - 0.5%
605,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)					$621,637
	Total Cosmetics/Personal Care					$621,637
	Diversified Financial Services - 0.4%
490,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)					$465,500
	Total Diversified Financial Services					$465,500
	Electric - 4.2%
1,443,000	Clearway Energy Operating LLC, 5.75%, 10/15/25					$1,489,897
1,300,000	NRG Energy, Inc., 5.25%, 6/15/29 (144A)					1,365,000
105,000	PG&E Corp., 5.0%, 7/1/28					104,969
555,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)					555,000
1,345,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)					1,380,441
	Total Electric					$4,895,307
	Electrical Components & Equipment - 0.7%
360,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)					$353,149
255,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)					268,548
180,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)					190,350
	Total Electrical Components & Equipment					$812,047
	Entertainment - 1.9%
365,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)					$352,681
1,270,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)					1,301,750
607,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)					544,403
	Total Entertainment					$2,198,834
	Environmental Control - 0.8%
1,200,000	Tervita Corp., 7.625%, 12/1/21 (144A)					$942,000
	Total Environmental Control					$942,000
	Food - 0.5%
588,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)					$588,118
	Total Food					$588,118
	Food Service - 1.9%
2,300,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)					$2,185,000
	Total Food Service					$2,185,000
Principal Amount USD ($)						Value
	Forest Products & Paper - 0.1%
115,000	Mercer International, Inc., 7.375%, 1/15/25					$114,425
	Total Forest Products & Paper					$114,425
	Healthcare-Services - 1.4%
1,190,000	Centene Corp., 5.25%, 4/1/25 (144A)					$1,225,307
200,000	Centene Corp., 5.375%, 6/1/26 (144A)					207,332
125,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)					124,844
100,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)					100,000
	Total Healthcare-Services					$1,657,483
	Holding Companies-Diversified - 0.4%
500,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)					$450,000
	Total Holding Companies-Diversified					$450,000
	Home Builders - 0.8%
585,000	Beazer Homes USA, Inc., 7.25%, 10/15/29					$567,450
405,000	TRI Pointe Group, Inc., 5.7%, 6/15/28					411,075
	Total Home Builders					$978,525
	Household Products/Wares - 0.5%
535,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)					$535,669
	Total Household Products/Wares					$535,669
	Housewares - 0.1%
85,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)					$88,374
	Total Housewares					$88,374
	Insurance - 1.4%
1,100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)					$1,677,699
	Total Insurance					$1,677,699
	Internet - 0.9%
1,000,000	Netflix, Inc., 4.375%, 11/15/26					$1,040,170
	Total Internet					$1,040,170
	Iron & Steel - 0.8%
882,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)					$851,130
100,000	Commercial Metals Co., 5.375%, 7/15/27					101,250
	Total Iron & Steel					$952,380
	Leisure Time - 0.2%
90,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)					$89,212
80,000	Winnebago Industries, 6.25%, 7/15/28 (144A)					80,000
	Total Leisure Time					$169,212
	Lodging - 0.2%
170,000	Marriott International, Inc., 4.625%, 6/15/30					$176,395
	Total Lodging					$176,395
	Media - 2.8%
1,850,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.8%, 3/1/50					$2,047,621
125,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24					115,950
1,434,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)					763,605
376,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)					374,259
	Total Media					$3,301,435
	Mining - 0.9%
535,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)					$512,262
594,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30					576,180
	Total Mining					$1,088,442
	Miscellaneous Manufacturers - 0.2%
165,000	Hillenbrand, Inc., 5.75%, 6/15/25					$170,775
56,000	Koppers, Inc., 6.0%, 2/15/25 (144A)					54,460
	Total Miscellaneous Manufacturers					$225,235
	Oil & Gas - 0.7%
170,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)					$171,329
540,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)					463,050
195,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)					208,163
	Total Oil & Gas					$842,542
	Packaging & Containers - 0.6%
680,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27 (144A)					$668,018
	Total Packaging & Containers					$668,018
	Pharmaceuticals - 4.3%
1,750,000	AbbVie, Inc., 4.75%, 3/15/45 (144A)					$2,174,812
1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)					1,296,875
571,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)					603,947
927,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23					875,725
	Total Pharmaceuticals					$4,951,359
	Pipelines - 4.8%
900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)					$819,000
2,065,000	EnLink Midstream Partners LP, 4.15%, 6/1/25					1,590,050
1,450,000	ONEOK, Inc., 6.875%, 9/30/28					1,709,956
1,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.875%, 4/15/26					1,460,250
	Total Pipelines					$5,579,256
	REITs - 2.5%
2,350,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)					$2,289,347
Principal Amount USD ($)						Value
	REITs - (continued)
617,000	iStar, Inc., 4.75%, 10/1/24					$576,124
	Total REITs					$2,865,471
	Retail - 1.5%
135,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)					$132,975
631,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)					563,167
175,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)					180,373
620,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)					539,400
370,000	QVC, Inc., 4.75%, 2/15/27					357,790
	Total Retail					$1,773,705
	Telecommunications - 2.0%
833,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)					$809,051
950,000	CenturyLink, Inc., 7.6%, 9/15/39					1,022,437
500,000	CommScope, Inc., 8.25%, 3/1/27 (144A)					513,850
	Total Telecommunications					$2,345,338
	Transportation - 0.4%
415,000	Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)					$425,201
	Total Transportation					$425,201
	TOTAL CORPORATE BONDS
	(Cost $79,429,706)					$77,921,881
Face Amount USD ($)						Value
	INSURANCE-LINKED SECURITIES - 0.2% of Net Assets(d)
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(e)(f)	Cypress Re 2017, 1/10/21					$4,550
12,000+(e)	Limestone Re 2016-1, 8/31/21					–
250,000+(e)(f)	Resilience Re, 5/1/21					25
	Total Collateralized Reinsurance					$4,575
	Reinsurance Sidecars - 0.2%
	Multiperil - U.S. - 0.1%
500,000+(e)(f)	Carnoustie Re 2016, 11/30/20					$13,500
500,000+(e)(f)	Carnoustie Re 2017, 11/30/21					65,900
250,000+(e)(f)	Carnoustie Re 2018, 12/31/21					2,800
1,500,000+(f)(g)	Harambee Re 2018, 12/31/21					54,000
						$136,200
	Multiperil - Worldwide - 0.1%
500,000+(e)(f)	Arlington Re 2015, 2/1/21					$24,300
41,791+(e)(f)	Berwick Re 2018-1, 12/31/21					5,086
29,857+(e)(f)	Berwick Re 2019-1, 12/31/22					32,222
250,000+(f)(g)	Blue Lotus Re 2018, 12/31/21					15,550
25,000+(e)	Eden Re II, 3/22/22 (144A)					16,274
2,000,000+(e)(f)	Pangaea Re 2015-1, 2/28/21					2,616
2,000,000+(e)(f)	Pangaea Re 2015-2, 5/29/21					2,982
1,000,000+(e)(f)	Pangaea Re 2016-1, 11/30/20					2,220
1,000,000+(e)(f)	Pangaea Re 2017-1, 11/30/21					100
217,248+(e)(f)	St. Andrews Re 2017-4, 6/1/21					21,377
250,000+(f)(g)	Thopas Re 2018, 12/31/21					–
1,500,000+(e)(f)	Versutus Re 2017, 11/30/21					10,950
1,500,000+(e)(f)	Versutus Re 2018, 12/31/21					–
250,000+(f)(g)	Viribus Re 2018, 12/31/21					10,125
106,153+(f)(g)	Viribus Re 2019, 12/31/22					4,172
						$147,974
	Total Reinsurance Sidecars					$284,174
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $713,970)					$288,749
Principal Amount USD ($)						Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.0% of Net Assets*(a)
	Automobile - 0.2%
294,633	KAR Auction Services, Inc., Tranche B-6 Term Loan, 2.5% (LIBOR + 225 bps), 9/19/26					$280,638
	Total Automobile					$280,638
	Computers & Electronics - 0.1%
204,499	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.428% (LIBOR + 425 bps), 6/26/25					$163,599
	Total Computers & Electronics					$163,599
	Diversified & Conglomerate Service - 0.8%
972,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 8/30/24					$940,894
	Total Diversified & Conglomerate Service					$940,894
	Healthcare & Pharmaceuticals - 0.8%
972,500	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.678% (LIBOR + 350 bps), 9/26/24					$916,824
	Total Healthcare & Pharmaceuticals					$916,824
Principal Amount USD ($)						Value
	Healthcare, Education & Childcare - 0.0%†
17,637	Select Medical Corp., Tranche B Term Loan, 2.68% (LIBOR + 250 bps), 3/6/25					$16,844
	Total Healthcare, Education & Childcare					$16,844
	Leisure & Entertainment - 0.2%
424,925	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25					$273,014
	Total Leisure & Entertainment					$273,014
	Machinery - 0.4%
436,907	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22					$395,765
	Total Machinery					$395,765
	Printing & Publishing - 0.6%
687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23					$665,049
	Total Printing & Publishing					$665,049
	Securities & Trusts - 0.7%
908,400	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25					$844,812
	Total Securities & Trusts					$844,812
	Utilities - 0.2%
170,000	PG&E Corp., Term Loan, 5.5% (LIBOR + 450 bps), 6/23/25					$168,087
	Total Utilities					$168,087
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $5,067,344)					$4,665,526
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0% of Net Assets
1,000,000(h)	U.S. Treasury Bills, 7/7/20					$999,980
6,000,000(h)	U.S. Treasury Bills, 7/14/20					5,999,762
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $6,999,707)					$6,999,742
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.0%†
15	S&P 500 Index	Citigroup Global Markets, Inc. USD	119,700 USD	2,650	7/17/20	$6,990
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $119,700)					$6,990
	TOTAL OPTIONS PURCHASED
	(Premiums paid $119,700)					$6,990
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.4%
	(Cost $113,948,348)					$109,866,416
	OTHER ASSETS AND LIABILITIES - 5.6%					$6,476,399
	NET ASSETS - 100.0%					$116,342,815

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $68,352,155, or 58.8% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2020.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Securities are restricted as to resale.
(e)	Issued as participation notes.
(f)	Non-income producing security.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$11,370,718	$–	$11,370,718
Collateralized Mortgage Obligations	–	8,116,038	–	8,116,038
Commercial Mortgage-Backed Securities	–	496,772	–	496,772
Corporate Bonds	–	77,921,881	–	77,921,881
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	4,575	4,575
Reinsurance Sidecars
Multiperil - U.S.	–	–	136,200	136,200
Multiperil - Worldwide	–	–	147,974	147,974
Senior Secured Floating Rate Loan Interests	–	4,665,526	–	4,665,526
U.S. Government and Agency Obligations	–	6,999,742	–	6,999,742
Exchange-Traded Put Option Purchased	6,990	–	–	6,990
Total Investments in Securities	$6,990	$109,570,677	$288,749	$109,866,416

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 3/31/20	$389,247
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	18,677
Accrued discounts/premiums	--
Purchases	--
Sales	(119,175)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 6/30/20	$288,749

*	Transfers are calculated on the beginning of period values. During the three months ended June 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2020: $20,437.